Equity (Statutory Equity & Income - Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Statutory Accounting Practices [Line Items]
Statutory capital and surplus required	$ 31
Statutory capital and surplus	$ 488
Metropolitan Life Insurance Company, New England Life Insurance Company and General American Life Insurance Company
Statutory Accounting Practices [Line Items]
Description of regulatory capital requirements under insurance regulations	in excess of 350%	in excess of 350%
Metropolitan Life Insurance Company
Statutory Accounting Practices [Line Items]
Statutory accounting practices, prescribed practice, amount	$ 1,200	$ 2,300